Financial liabilities on funding arrangements (Tables)	11 Months Ended
Dec. 31, 2019
Financial Liabilities On Funding Arrangements [Abstract]
Movement in financial liabilities on funding arrangements

	December 31, 2019	January 31, 2019	January 31, 2018
	(in thousands)
At February 1	$—	$4,380	$7,449
Unwinding of discount factor	—	309	981
Derecognition of financial liabilities- finance income	—	—	(4,014)
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	—	(3,695)	533
Net finance income on funding arrangements accounting for as financial liabilities	—	(3,386)	(2,500)
Remeasurement or derecognition of financial liabilities – other operating income	—	(715)	(1,181)
Currency translation	—	(279)	612
At December 31/January 31	$—	$—	$4,380